Borrowings (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Residential mortgages carrying amount	$ 190,382,000	$ 165,546,000
Residential mortgages available for borrowings	101,788,000	$ 90,868,000
Repurchase agreement additional liquidity	10,000,000
Repurchase agreement additional liquidity of unsecured line of credit	$ 5,000,000